Income Taxes - Significant components of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	$ 147,091	$ 22,425
Deferred tax assets	1,006,012	861,171
Deferred tax liabilities	0	(12,467)
Net deferred tax asset	1,006,012	848,704	$ 820,048
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	119,132	(4,325)
Net deferred tax assets	245,206	115,193
Provision for reclamation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(36,622)	(16,760)
Net deferred tax assets	191,189	227,785
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	1,137	1,027
Net deferred tax assets	2,163	1,027
Net deferred tax liabilities	0	0
Foreign exploration and development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(14)	16
Net deferred tax assets	5,281	5,295
Income tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	39,289	57,203
Net deferred tax assets	499,180	459,885
Defined benefit plan actuarial losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax assets	5,646	7,845
Long-term investments and other, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	24,169	(27,166)
Net deferred tax assets	57,347	31,674
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	147,091	9,995
Net deferred tax assets	1,006,012	848,704
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	(12,430)
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	(12,430)
Net deferred tax liabilities	$ 0	$ 0